ENTITY-WIDE DISCLOSURES - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Wide Disclosures [Abstract]
Number of reportable operating segments	1
Percentage of entity's revenue	35.00%	10.10%